Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

7. Leases

On adoption of IFRS 16, the Group recognised lease liabilities in relation to leases of various properties, vessel communication equipment and certain printers which had previously been classified as operating leases under IAS 17 Leases. As of January 1, 2019, these liabilities were measured at the present value of the remaining lease payments, discounted using the current weighted average incremental borrowing rate.

On February 24, 2016, GasLog’s subsidiary, GAS-twenty six Ltd., completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui. Mitsui has the right to on-sell and lease back the vessel. The vessel was sold to Mitsui for a cash consideration of $217,000. GasLog leased back the vessel under a bareboat charter from Mitsui for a period of up to 20 years. GasLog has the option to repurchase the vessel on pre-agreed terms no earlier than the end of year ten and no later than the end of year 17 of the bareboat charter. The bareboat hire is fixed and GasLog had a holiday period for the first 210 days, which expired on September 21, 2016. This leaseback meets the definition of a finance lease under IAS 17 Leases.

The movements in right-of-use assets are reported in the following table:

Right-of-Use Assets	Vessels		Vessel Equipment	Properties	Other	Total
As of January 1, 2019	206,753	(*)	2,630	4,969	19	214,371
Additions	1,001		336	1,080	47	2,464
Depreciation expense	(7,722)		(1,109)	(1,499)	(10)	(10,340)
As of December 31, 2019	200,032		1,857	4,550	56	206,495
Additions, net	5,799		833	1,255	67	7,954
Depreciation expense	(8,163)		(1,253)	(1,547)	(49)	(11,012)
As of December 31, 2020	197,668		1,437	4,258	74	203,437
*

The balance as of December 31, 2018 represented the vessel held under finance lease and was included in the financial statement line “Vessel held under finance lease”, which was renamed to “Right-of-use assets” as of January 1, 2019.

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2019	2020
As of January 1,	213,374	204,930
Additions, net	1,462	2,155
Lease charge (Note 19)	10,506	9,921
Payments	(20,412)	(20,836)
As of December 31,	204,930	196,170
Lease liability, current portion	9,363	9,644
Lease liability, non-current portion	195,567	186,526
Total	204,930	196,170

An amount of $327 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2020 ($106 for the year ended December 31, 2019), which represents the lease expense incurred for low value leases not included in the measurement of the right-of-use assets and the lease liability.